Grants	12 Months Ended
Dec. 31, 2021
Grants
Grants

5. Grants

We received an award for $1.6 million grant (with the intent to fund $6.4 million over five years subject to annual review and approval) from the National Institutes of Health (NIH) to fund the “Early Feasibility Clinical Trial of a Visual Cortical Prosthesis” that commenced in January 2018. The NIH grant funds ongoing and planned clinical activities and are being used to conduct and support clinical testing of six subjects implanted with the Orion™ Cortical Visual Prosthesis (Orion), submit and obtain Investigational Device Exemption approval from the U.S. Food and Drug Administration (FDA). Accrued expenses related to grants amounted to $0.5 million and $0.6 million for the years ended December 31, 2021 and 2020, respectively, and are included in accrued clinical trial and grant expenses on the consolidated balance sheets. During the years ended December 31, 2021 and 2020, grants offset against operating expenses were $1.4 million and $1.3 million, respectively.